CORPORATE INCOME TAXES - Disclosure of non-capital losses (Details) - Jul. 31, 2026	CAD ($)	USD ($)
Disclosure of non capital losses [Line Items]
Non-capital losses	$ 8,263,000	$ 3,000
2039 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	133,000
2040 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	29,000
2041 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	373,000
2042 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	125,000
2043 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	418,000
2044 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	417,000
2045 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	1,671,000
2046 [Member]
Disclosure of non capital losses [Line Items]
Non-capital losses	$ 5,097,000